Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Aging Analysis Of Receivables [Abstract]
Summary of aging analysis of receivables

Balances of accounts receivable at December 31, 2022, and December 31, 2021, are as follows:

Year ended December 31, 2022

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 Months	Total
Accounts receivable, trade	$1,349	$—	$—	$1,349
Accounts receivable, other	198	33	698	929
Total	$1,547	$33	$698	$2,278

Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 Months	Total
Accounts receivable, trade	$801	$0	$0	$801
Accounts receivable, other	133	31	539	703
Total	$934	$31	$539	$1,504